Property and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total cost	$ 1,775,948	$ 1,539,763
Total accumulated depreciation	(919,863)	(796,230)
Property and equipment, net	856,085	743,533
Depreciation expense	107,280	109,462	$ 115,031
Land
Property, Plant and Equipment [Line Items]
Total cost	134,407	128,055
Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Total cost	754,940	660,745
Equipment
Property, Plant and Equipment [Line Items]
Total cost	$ 886,601	$ 750,963